Prospectus Supplement

August 14, 2008

The Universal Institutional Funds, Inc.

Supplement dated August 14, 2008 to The Universal Institutional Funds, Inc. Prospectus dated May 1, 2008 of:

Core Plus Fixed Income Portfolio (Class I)

The first, second and third paragraphs of the Portfolio’s Prospectus entitled “Fund Management – Portfolio Management” are hereby deleted and replaced with the following:

The Portfolio’s assets are managed within the Taxable Fixed Income team. The team consists of portfolio managers and analysts. Current members of the team jointly and primarily responsible for the day-to-day management of the Portfolio are W. David Armstrong and Sanjay Verma, each a Managing Director of the Adviser.

Mr. Armstrong has been associated with the Adviser in an investment management capacity since February 1998 and began managing the Portfolio in January 2005. Mr. Verma has been associated with the Adviser in an investment management capacity since April 2008 and began managing the Portfolio in August 2008. Prior to April 2008, Mr. Verma was the co-head of Rates Trading for Morgan Stanley from 2003-2008.

Mr. Armstrong and Mr. Verma are co-lead managers of the Portfolio and are responsible for the execution of the overall strategy of the Portfolio. Members of the team collaborate to manage the assets of the Portfolio.

Please retain this supplement for future reference.

UIFCPFISPT I

Prospectus Supplement

August 14, 2008

The Universal Institutional Funds, Inc.

Supplement dated August 14, 2008 to The Universal Institutional Funds, Inc. Prospectus dated May 1, 2008 of:

Core Plus Fixed Income Portfolio (Class II)

The first, second and third paragraphs of the Portfolio’s Prospectus entitled “Fund Management – Portfolio Management” are hereby deleted and replaced with the following:

The Portfolio’s assets are managed within the Taxable Fixed Income team. The team consists of portfolio managers and analysts. Current members of the team jointly and primarily responsible for the day-to-day management of the Portfolio are W. David Armstrong and Sanjay Verma, each a Managing Director of the Adviser.

Mr. Armstrong has been associated with the Adviser in an investment management capacity since February 1998 and began managing the Portfolio in January 2005. Mr. Verma has been associated with the Adviser in an investment management capacity since April 2008 and began managing the Portfolio in August 2008. Prior to April 2008, Mr. Verma was the co-head of Rates Trading for Morgan Stanley from 2003-2008.

Mr. Armstrong and Mr. Verma are co-lead managers of the Portfolio and are responsible for the execution of the overall strategy of the Portfolio. Members of the team collaborate to manage the assets of the Portfolio.

Please retain this supplement for future reference.

UIFCPFISPTII

Statement of Additional Information Supplement

August 14, 2008

The Universal Institutional Funds, Inc.

Supplement dated

August 14, 2008 to

The Universal Institutional

Funds, Inc. Statement of Additional Information

dated May 1, 2008

With respect to the Core Plus Fixed Income Portfolio, the first and second paragraphs in the section of the Statement of Additional Information entitled “Portfolio Managers—Portfolio Manager Compensation Structure—Core Plus Fixed Income Portfolio” are hereby deleted and replaced with the following:

Other Accounts Managed by the Portfolio Managers. As of December 31, 2007, W. David Armstrong managed 17 registered investment companies with a total of approximately $30.0 billion in assets; no pooled investment vehicles other than registered investment companies; and five other accounts with a total of approximately $490.0 million in assets. As of August 12, 2008, Sanjay Verma managed nine registered investment companies with a total of approximately $3.6 billion in assets; one pooled investment vehicle other than registered investment companies with a total of approximately $45.7 million in assets; and no other accounts.

Securities Ownership of Portfolio Managers. As of December 31, 2007, W. David Armstrong did not own any securities in the Portfolio. However, although the portfolio manager did not have any assets directly invested in the Portfolio, W. David Armstrong has made investments (either directly or notionally through certain defined contribution and/or deferred compensation programs) in one or more other registered investment companies managed by the same portfolio management team pursuant to a similar strategy. As of August 12, 2008, Sanjay Verma did not own any securities in the Portfolio.

Please retain this supplement for future reference.